abrdn Funds

(the “Trust”)

abrdn International Sustainable Leaders Fund

(the “Fund”)

Supplement dated July 19, 2023 to the Fund’s statutory prospectus,

dated February 28, 2023, as supplemented to date (the “Prospectus”)

Effective July 28, 2023 (the “Effective Date”), Andrew Brown will no longer serve as portfolio manager of the Fund and all references to Andrew Brown in the Prospectus will be deleted. Additionally, on the Effective Date, Ben Ritchie will be added as a portfolio manager of the Fund and the Fund will be jointly managed by Ben Ritchie, Kurt Cruickshank, and Roseanna Ivory.

Therefore, on the Effective Date, the following replaces the table in the section entitled, “Summary — abrdn International Sustainable Leaders Fund — Portfolio Managers” in the Prospectus:

Name	Title	Served on the Fund Since
Ben Ritchie	Head of Developed Markets Equities	2023
Kurt Cruickshank	Investment Director	2023
Roseanna Ivory	Investment Director	2023

Additionally, on the Effective Date, the following is added to the information in the section entitled, “Fund Management — Portfolio Management” under the heading entitled, “abrdn Dynamic Dividend Fund, abrdn Global Equity Impact Fund, abrdn Global Infrastructure Fund, abrdn International Small Cap Fund, abrdn International Sustainable Leaders Fund, abrdn U.S. Small Cap Equity Fund, abrdn U.S. Sustainable Leaders Fund and abrdn U.S. Sustainable Leaders Smaller Companies Fund” in the Prospectus:

Portfolio Manager	Funds

Ben Ritchie, Head of Developed Markets Equities

Ben Ritchie is the Head of Developed Markets Equities at abrdn. Ben originally joined in 2002 on the graduate scheme. Ben graduated with a BA (Hons) in Modern History and Politics from Pembroke College, University of Oxford, is an alumnus of Harvard Business School and a CFA Charterholder.

abrdn International Sustainable Leaders Fund

Please retain this Supplement for future reference.

abrdn Funds
(the “Trust”)

abrdn International Sustainable Leaders Fund

(the “Fund”)

Supplement dated July 19, 2023 to the Fund’s Statement of Additional Information,

dated February 28, 2023, as supplemented to date (the “SAI”)

Effective July 28, 2023 (the “Effective Date”), Andrew Brown will no longer serve as portfolio manager to the Fund and all references to Andrew Brown in the SAI will be deleted. Additionally, on the Effective Date, Ben Ritchie will be added as a portfolio manager of the Fund and the Fund will be jointly managed by Ben Ritchie, Kurt Cruickshank, and Roseanna Ivory.

Therefore, on the Effective Date, the following is added to the table in the section entitled “Investment Advisory and Other Services — Portfolio Managers” in the SAI:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Ben Ritchie*	International Sustainable Leaders Fund	None

* The information is as of May 31, 2023.

In addition, on the Effective Date, the following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS”:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2022)
Ben Ritchie* International Sustainable Leaders Fund	Registered Investment Companies: 12 accounts, $3,164.90 total assets Other Pooled Investment Vehicles: 40 accounts, $9,150.22 total assets Other Accounts: 19 accounts, $16,777.18 total assets

* The information is as of May 31, 2023.

Please retain this Supplement for future reference.